Risk Information - Gross exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross exposure	SEK 327,200.0	SEK 340,700.0
Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	61,700.0	69,400.0
Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	5,500.0	13,800.0
Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure		1,900.0
Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure	400.0	400.0
Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	36,900.0	42,900.0
Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	222,700.0	212,300.0
Spain
Disclosure of credit risk exposure [line items]
Gross exposure	12.5	18,100.0
Spain | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	100.0
Spain | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	12.4	18,000.0
Finland
Disclosure of credit risk exposure [line items]
Gross exposure	7.4	7,600.0
Finland | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	300.0
Finland | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	100.0
Finland | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure		600.0
Finland | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure		400.0
Finland | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	7.1	6,200.0
Norway
Disclosure of credit risk exposure [line items]
Gross exposure	5.8	4,800.0
Norway | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	3.3	2,900.0
Norway | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	2.5	1,900.0
United Kingdom
Disclosure of credit risk exposure [line items]
Gross exposure	5.3	8,100.0
United Kingdom | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	2.2	4,100.0
United Kingdom | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	3.1	4,000.0
The Netherlands
Disclosure of credit risk exposure [line items]
Gross exposure	4.3	5,000.0
The Netherlands | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	2.2	2,300.0
The Netherlands | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	2.1	2,700.0
Italy
Disclosure of credit risk exposure [line items]
Gross exposure	4.2	2,300.0
Italy | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	4.2	2,300.0
France
Disclosure of credit risk exposure [line items]
Gross exposure	4.1	4,800.0
France | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	1.6	1,600.0
France | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	2.5	3,200.0
Russia
Disclosure of credit risk exposure [line items]
Gross exposure	4.0	6,600.0
Russia | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	4.0	6,600.0
Denmark
Disclosure of credit risk exposure [line items]
Gross exposure	3.9	7,100.0
Denmark | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure		1,500.0
Denmark | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	1.1	2,400.0
Denmark | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	2.8	3,200.0
Poland
Disclosure of credit risk exposure [line items]
Gross exposure	3.1	3,300.0
Poland | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	3.1	3,300.0
Luxembourg
Disclosure of credit risk exposure [line items]
Gross exposure	1.2	4,400.0
Luxembourg | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure		1,900.0
Luxembourg | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure		1,300.0
Luxembourg | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.0
Luxembourg | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	1.2	1,200.0
Switzerland
Disclosure of credit risk exposure [line items]
Gross exposure	0.9	1,800.0
Switzerland | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure		1,000.0
Switzerland | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.9	800.0
Germany
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	2,200.0
Germany | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure		500.0
Germany | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	0.4
Germany | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.3	1,700.0
Iceland
Disclosure of credit risk exposure [line items]
Gross exposure	0.5	600.0
Iceland | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.5	600.0
Ireland
Disclosure of credit risk exposure [line items]
Gross exposure	0.4	1,100.0
Ireland | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.4	1,100.0
Belgium
Disclosure of credit risk exposure [line items]
Gross exposure	0.3	300.0
Belgium | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.0
Belgium | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.3	300.0
Latvia
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	300.0
Latvia | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	300.0
Estonia
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	100.0
Estonia | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	0.1
Estonia | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure		100.0
Greece
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.0
Greece | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.0
Hungary
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	100.0
Hungary | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	100.0
Ukraine
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	100.0
Ukraine | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	100.0
Austria
Disclosure of credit risk exposure [line items]
Gross exposure		500.0
Austria | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure		500.0
Austria | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure		0.0
Portugal
Disclosure of credit risk exposure [line items]
Gross exposure		100.0
Portugal | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure		100.0
Other countries
Disclosure of credit risk exposure [line items]
Gross exposure		100.0
Other countries | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure		0.0
Other countries | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure		100.0
European countries excl. Sweden
Disclosure of credit risk exposure [line items]
Gross exposure	58.9	79,400.0
European countries excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	3,200.0
European countries excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	1,600.0
European countries excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	0.4	1,900.0
European countries excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	11.1	16,800.0
European countries excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	SEK 47.1	SEK 55,900.0